Foreign exchange variations, net (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange Variations Net
Schedule of foreign exchange variations, net

	2025	2024	2023
Income
Loans and financing (i)	10,820	-	125,981
Suppliers	107,602	21,370	33,680
Swap (ii)	7,276	106,453	10,698
Accounts receivable	55,330	135,389	23,676
Financial assets	26,236	41,978	-
	207,264	305,190	194,035
Expenses
Loans and financing (i)	(7,262)	(57,124)	(10,698)
Suppliers	(73,615)	(85,447)	(19,336)
Swap (ii)	(10,819)	(49,310)	(125,981)
Accounts receivable	(118,107)	(36,081)	(45,077)
Financial assets (iii)	(61,125)	(5,865)	-
	(270,928)	(233,827)	(201,092)

Foreign exchange variations, net	(63,664)	71,363	(7,057)

(i)	It mainly refers to foreign exchange variation on loans and financing in foreign currency.

(ii)	Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (Note 36).

(iii)	Refers to the foreign exchange variation affecting Fundo 5G, as per Note 12.